SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Summary of financial information by segment

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$669	$524	$426	$183	$—	$1,802	$(565)	$3,019	$4,256
Costs attributed to revenues(2)	(333)	(241)	(196)	(70)	—	(840)	213	(2,021)	(2,648)
General and administrative expenses	—	—	—	—	(109)	(109)	—	—	(109)
Other (expense) income	(27)	(2)	(5)	(3)	52	15	12	(91)	(64)
Interest expense	(85)	(82)	(64)	(38)	(47)	(316)	95	(346)	(567)
FFO	224	199	161	72	(104)	552
Depreciation and amortization expense						(346)	121	(407)	(632)
Deferred taxes						(21)	(2)	(15)	(38)
Mark-to-market and other						193	(147)	256	302
Share of earnings from associates						—	273	—	273
Net income attributable to non-controlling interest						—	—	(395)	(395)
Net income attributable to partnership(3)						$378	$—	$—	$378

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$485	$516	$411	$145	$—	$1,557	$(617)	$2,741	$3,681
Costs attributed to revenues(2)	(199)	(246)	(193)	(62)	—	(700)	313	(1,773)	(2,160)
General and administrative expenses	—	—	—	—	(108)	(108)	—	—	(108)
Other (expense) income	(23)	(1)	(4)	2	37	11	7	(146)	(128)
Interest expense	(75)	(70)	(44)	(25)	(33)	(247)	82	(304)	(469)
FFO	188	199	170	60	(104)	513
Depreciation and amortization expense						(334)	131	(349)	(552)
Deferred taxes						(40)	(20)	86	26
Mark-to-market and other						37	138	(6)	169
Share of earnings from associates						—	(34)	—	(34)
Net income attributable to non-controlling interest						—	—	(249)	(249)
Net income attributable to partnership(3)						$176	$—	$—	$176

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,305	$1,029	$901	$366	$—	$3,601	$(1,115)	$5,988	$8,474
Costs attributed to revenues(2)	(655)	(474)	(399)	(146)	—	(1,674)	421	(3,979)	(5,232)
General and administrative expenses	—	—	—	—	(212)	(212)	—	—	(212)
Other (expense) income	(53)	(6)	(13)	1	85	14	22	(164)	(128)
Interest expense	(165)	(158)	(130)	(79)	(91)	(623)	188	(700)	(1,135)
FFO	432	391	359	142	(218)	1,106
Depreciation and amortization expense						(690)	237	(824)	(1,277)
Deferred taxes						(23)	2	26	5
Mark-to-market and other						8	(131)	168	45
Share of earnings from associates						—	376	—	376
Net income attributable to non-controlling interest						—	—	(515)	(515)
Net income attributable to partnership(3)						$401	$—	$—	$401

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$924	$986	$834	$297	$—	$3,041	$(1,188)	$5,239	$7,092
Costs attributed to revenues(2)	(384)	(461)	(382)	(131)	—	(1,358)	598	(3,362)	(4,122)
General and administrative expenses	—	—	—	—	(229)	(229)	—	—	(229)
Other (expense) income	(51)	(5)	(1)	5	69	17	15	(226)	(194)
Interest expense	(134)	(136)	(85)	(53)	(57)	(465)	154	(567)	(878)
FFO	355	384	366	118	(217)	1,006
Depreciation and amortization expense						(656)	254	(694)	(1,096)
Deferred taxes						(52)	(23)	83	8
Mark-to-market and other						(52)	170	—	118
Share of earnings from associates						—	20	—	20
Net income attributable to non-controlling interest						—	—	(473)	(473)
Net income attributable to partnership(3)						$246	$—	$—	$246
1.The above tables reconcile Brookfield Infrastructure’s share of results to our partnership’s unaudited interim condensed and consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
2.Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 14, Direct Operating Costs, for further details.
3.Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$9,669	$8,403	$9,857	$5,482	$(1,836)	$31,575	$(6,604)	$48,536	$8,164	$81,671

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$7,337	$8,333	$9,747	$4,002	$(1,208)	$28,211	$(5,434)	$41,327	$8,865	$72,969
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Utilities	$871	$887
Transport	1,981	1,925
Midstream	661	1,058
Data	1,879	1,297
Corporate	24	158
Ending Balance	$5,416	$5,325